Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The following table provides the Company’s lease costs for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Finance lease cost
Amortization of right-of-use assets		$11	$12	$12
Interest on lease liabilities		—	1	3
Total finance lease cost		11	13	15
Operating lease cost		142	131	143
Short-term lease cost		40	26	42
Variable lease cost (1)		51	58	63
Total lease cost (2)		$244	$228	$263
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheets as at December 31, 2022 and 2021:

In millions	Classification	December 31,	2022	2021
Lease right-of-use assets
Finance leases	Properties		$402	$408
Operating leases	Operating lease right-of-use assets		470	445
Total lease right-of-use assets			$872	$853
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$1	$7
Operating leases	Accounts payable and other		125	108
Noncurrent
Finance leases	Long-term debt		9	3
Operating leases	Operating lease liabilities		341	322
Total lease liabilities			$476	$440

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2022 and 2021:

December 31,	2022	2021
Weighted-average remaining lease term (years)
Finance leases	4.8	1.9
Operating leases	5.3	6.2
Weighted-average discount rate (%)
Finance leases	4.30	1.29
Operating leases	2.95	2.43
The following table provides additional information for the Company's leases for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		135	129	142
Operating cash outflows from finance leases		—	1	3
Financing cash outflows from finance leases		7	68	59
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		142	135	53
Finance lease		7	6	—
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2022:

In millions	Finance leases	Operating leases (1)
2023	$1	$140
2024	2	110
2025	2	89
2026	4	56
2027	1	32
2028 & thereafter	1	78
Total lease payments	11	505
Less: Imputed interest	1	39
Present value of lease payments	$10	$466
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.

Leases	Leases
The following table provides the Company’s lease costs for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Finance lease cost
Amortization of right-of-use assets		$11	$12	$12
Interest on lease liabilities		—	1	3
Total finance lease cost		11	13	15
Operating lease cost		142	131	143
Short-term lease cost		40	26	42
Variable lease cost (1)		51	58	63
Total lease cost (2)		$244	$228	$263
(1)Mainly relates to leases of trucks for the Company's freight delivery service contracts.
(2)Includes lease costs from Purchased services and material and Equipment rents in the Consolidated Statements of Income.
The following table provides the Company's lease right-of-use assets and lease liabilities, and their classification on the Consolidated Balance Sheets as at December 31, 2022 and 2021:

In millions	Classification	December 31,	2022	2021
Lease right-of-use assets
Finance leases	Properties		$402	$408
Operating leases	Operating lease right-of-use assets		470	445
Total lease right-of-use assets			$872	$853
Lease liabilities
Current
Finance leases	Current portion of long-term debt		$1	$7
Operating leases	Accounts payable and other		125	108
Noncurrent
Finance leases	Long-term debt		9	3
Operating leases	Operating lease liabilities		341	322
Total lease liabilities			$476	$440

The following table provides the remaining lease terms and discount rates for the Company's leases as at December 31, 2022 and 2021:

December 31,	2022	2021
Weighted-average remaining lease term (years)
Finance leases	4.8	1.9
Operating leases	5.3	6.2
Weighted-average discount rate (%)
Finance leases	4.30	1.29
Operating leases	2.95	2.43
The following table provides additional information for the Company's leases for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases		135	129	142
Operating cash outflows from finance leases		—	1	3
Financing cash outflows from finance leases		7	68	59
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease		142	135	53
Finance lease		7	6	—
The following table provides the maturities of lease liabilities for the next five years and thereafter as at December 31, 2022:

In millions	Finance leases	Operating leases (1)
2023	$1	$140
2024	2	110
2025	2	89
2026	4	56
2027	1	32
2028 & thereafter	1	78
Total lease payments	11	505
Less: Imputed interest	1	39
Present value of lease payments	$10	$466
(1)Includes $70 million related to renewal options that are reasonably certain to be exercised.